                                                                JOHN M. RICHARDS
                                                                SENIOR COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                                        September 8, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   General American Separate Account Twenty-Nine
           File No. 811-07252

Commissioners:

Semi-Annual Reports dated June 30, 2008 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the General American Separate Account Twenty-Nine of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File
No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                                        Sincerely,


                                        /s/ John M. Richards
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company